Employee Benefit Plan - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2002 Age	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Eligibility of employee participation plan	21
Percentage of employee contribution to salary	100.00%
Percentage of employee vested contribution		100.00%
Company's contribution to plan total		$ 194,498	$ 225,195	$ 217,097